Goodwill and Intangible Assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortization expense	$ 262	$ 276	$ 398
Goodwill	13,489	$ 12,651	$ 12,625
Intellectual Property [Member]
Goodwill	6,100
Patent [Member]
Goodwill	$ 1,500